UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Vanguard Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.45%
Robert Half International Inc.	988,415	$35,177,690
Staples, Inc.	27	576
Weight Watchers International, Inc.*	170,500	8,794,390
		43,972,656
Capital Equipment - 1.96%
Caterpillar Inc.	598,400	35,156,000

Chemicals - Petroleum and Inorganic - 2.07%
Monsanto Company	591,700	37,129,175

Computers - Micro - 3.22%
Apple Computer, Inc.*	674,700	36,174,040
Dell Inc.*	636,634	21,769,700
		57,943,740
Computers - Peripherals - 3.91%
Microsoft Corporation	1,329,800	34,209,105
SAP Aktiengesellschaft, ADR	831,850	36,044,061
		70,253,166
Consumer Electronics - 1.96%
Harman International Industries, Incorporated	343,972	35,178,016

Defense - 2.58%
General Dynamics Corporation	387,700	46,349,535

Electronic Components - 3.42%
Maxim Integrated Products, Inc.	50	2,132
Microchip Technology Incorporated	1,415,055	42,607,306
SanDisk Corporation*	391,100	18,868,619
Xilinx, Inc.	50	1,392
		61,479,449
Finance Companies - 6.32%
SLM Corporation	2,116,050	113,504,922

Health Care - Drugs - 15.00%
Alcon, Inc.	653,000	83,505,640
Amgen Inc.*	641,000	51,055,650
Genentech, Inc.*	955,600	80,471,076
Gilead Sciences, Inc.*	1,121,600	54,633,136
		269,665,502
Health Care - General - 4.34%
Johnson & Johnson	697,600	44,144,128
Zimmer Holdings, Inc.*	491,250	33,842,212
		77,986,340
Hospital Supply and Management - 9.93%
Medtronic, Inc.	675,600	36,225,672
Stryker Corporation	709,400	35,065,642
UnitedHealth Group Incorporated	1,907,100	107,179,020
		178,470,334
Household - General Products - 1.06%
Procter & Gamble Company (The)	320,700	19,068,822

Leisure Time Industry - 0.00%
Carnival Corporation	24	1,200

Multiple Industry - 6.17%
General Electric Company	12	404
Google Inc., Class A*	297,300	93,982,476
Research In Motion Limited*	248,500	16,967,580
		110,950,460
Petroleum - Services - 8.63%
Schlumberger Limited	641,500	54,129,770
Smith International, Inc.	3,032,754	101,021,036
		155,150,806
Retail - Food Stores - 3.83%
Walgreen Co.	1,583,470	68,801,771

Retail - Specialty Stores - 3.62%
Best Buy Co., Inc.	742,500	32,321,025
Home Depot, Inc. (The)	857,700	32,712,678
		65,033,703
Security and Commodity Brokers - 12.15%
American Express Company	407,900	23,429,776
Chicago Mercantile Exchange Holdings Inc.	132,800	44,793,440
Goldman Sachs Group, Inc. (The)	351,400	42,723,212
Legg Mason, Inc.	697,375	76,495,064
Moody's Corporation	605,900	30,949,372
		218,390,864
Timesharing and Software - 2.69%
Paychex, Inc.	1,306,400	48,421,716

Tobacco - 1.60%
Altria Group, Inc.	390,500	28,783,755

Trucking and Shipping - 1.24%
Expeditors International of Washington, Inc.	392,600	22,289,865

TOTAL COMMON STOCKS - 98.15%		$1,763,981,797

(Cost: $1,374,440,746)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Capital Equipment - 0.22%
Caterpillar Inc.,
3.75%, 10-7-05	$4,000	3,997,500

Containers - 0.83%
Bemis Company, Inc.:
3.79%, 10-12-05	7,000	6,991,894
3.78%, 10-13-05	8,000	7,989,920
		14,981,814
Finance Companies - 0.52%
BP Capital Markets p.l.c.,
3.88%, 10-3-05	9,369	9,366,981

Publishing - 0.28%
Tribune Co.,
3.91%, 10-3-05	4,965	4,963,921

TOTAL SHORT-TERM SECURITIES - 1.85%		$33,310,216

(Cost: $33,310,216)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,797,292,013

(Cost: $1,407,750,962)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005